Related Party Transactions - General (Details) $ in Thousands		1 Months Ended	12 Months Ended				20 Months Ended
	Dec. 31, 2022 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 USD ($)	Mar. 21, 2022	Sep. 24, 2021	Dec. 31, 2019	May 16, 2019	Mar. 22, 2017
Related Party Transactions
Gains (losses) on disposals of non-current assets			$ (406)		$ (1,100)	$ (572)
8.875% Senior Notes
Related Party Transactions
Interest rate					8.875%			8.875%		8.875%	8.875%	8.875%
2029 Notes
Related Party Transactions
Interest rate									7.75%
GasLog Cyprus Investments Ltd
Related Party Transactions
Letter of credit amount | €	€ 15,400,000			€ 15,400,000
Gastrade | GasLog Cyprus Investments Ltd
Related Party Transactions
Ownership interest in associate (in percent)	20.00%
Egypt LNG Shipping Ltd / Associate
Related Party Transactions
Gains (losses) on disposals of non-current assets		$ (572)
Egypt LNG Shipping Ltd / Associate | GasLog Shipping Company, Ltd.
Related Party Transactions
Ownership interest in associate (in percent)			25.00%	25.00%
Seres S.A.
Related Party Transactions
Maximum per person per day catering service rate | €				€ 10
Ceres Monaco S.A.M.
Related Party Transactions
Consultancy agreement fixed fee for service of employees							$ 100
Consultancy arrangement fee per month							$ 12
Ceres Shipping Enterprises S.A.
Related Party Transactions
Fee for consultancy services for debt re-financing						$ 1,000
Ceres Shipping Ltd
Related Party Transactions
Fee for consultancy services for debt re-financing					$ 488